Annual Operating Expenses - FidelitySustainabilityBondIndexFund-PRO - FidelitySustainabilityBondIndexFund-PRO - Fidelity Sustainability Bond Index Fund - Fidelity Sustainability Bond Index Fund	Oct. 30, 2023
Operating Expenses:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.10%